Accounts Receivable	12 Months Ended
Dec. 31, 2012
Accounts Receivable
(5)	Accounts Receivable

Accounts receivable at December 31, 2011 and 2012 were comprised of the following (dollars in thousands):

	December 31,
	2011	2012
Trade receivables	$11,128	$14,965
Unpaid amounts for benefit services	4,588	8,362

	15,716	23,327
Less allowance for doubtful accounts	(69)	(403)

Accounts receivable, net	$15,647	$22,924